Supplemental balance sheet information (Details) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Inventories and supplies [Abstract]
Raw materials	$ 5,477	$ 4,879
Semi-finished goods	8,905	8,393
Finished goods	5,208	5,083
Supplies, primarily production	2,896	3,305
Inventories and supplies	$ 22,486	$ 21,660